NOTE 9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
NOTE 9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Summaries of property, equipment and leasehold improvements are as follows:

	December 31,
	2012	2011

Leasehold improvements	$1,512	$1,246
Furniture and fixtures	6,189	3,704
Company automobiles	1,730	1,446
Total	9,431	6,396

Less: accumulated depreciation and amortization	(4,446)	(3,040)
Property, equipment and leasehold improvements, net	$4,985	$3,356

Depreciation and amortization expense for the continuing operations was approximately $1,902, $1,420 and $952 for the years ended December 31, 2012, 2011 and 2010, respectively.